Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Apr. 26, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
PSF GLOBAL PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 24,704.48		$ 21,454.09		$ 17,939.32		$ 22,091.73			$ 18,685.82	$ 16,131.39	$ 12,371.68	$ 13,347.57	$ 10,692.06	$ 10,237.16	$ 9,999.99
PSF Global Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,848.32	$ 11,573.52	10,314.35	$ 9,604.76	8,646.73	$ 8,418.99	10,675.72	$ 10,235.29	$ 10,000.02
PSF MID-CAP GROWTH PORTFOLIO - Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 26,635.74		23,313.65		18,870.14		25,834.73			23,338.95	15,826.30	11,492.41	12,470.48	10,185.49	9,763.91	10,000.00
PSF MID-CAP GROWTH PORTFOLIO - Class II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 25,578.12		22,480.15		18,270.09		25,110.34			22,780.24	15,507.51	11,306.27	12,312.45	10,097.09	9,726.40	10,000.01
PSF MID-CAP GROWTH PORTFOLIO - Class III [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 10,513.95	9,778.31	9,227.42	8,622.78	7,487.41	7,191.81	10,278.82	10,083.99	10,000.01
PSF NATURAL RESOURCES PORTFOLIO - Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,838.48		14,215.77		13,939.38		11,421.90			9,100.89	8,105.22	7,322.67	8,937.72	8,954.37	7,142.85	9,999.99
PSF NATURAL RESOURCES PORTFOLIO - Class II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,257.62		13,715.25		13,501.69		11,108.47			8,884.74	7,945.76	7,206.78	8,833.90	8,881.35	7,115.25	10,000.00
PSF NATURAL RESOURCES PORTFOLIO - Class III [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,248.89	14,619.62	13,687.96	13,291.44	13,452.63	11,821.42	11,038.05	10,515.81	10,000.01
PSF - PGIM 50/50 Balanced Portfolio - Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 19,670.37		17,403.11		15,073.49		17,670.37			15,585.74	13,986.63	11,804.00	12,102.44	10,770.59	10,040.08	9,999.99
PSF PGIM 50-50 BALANCED PORTFOLIO - Class III [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,904.77	11,341.50	10,560.55	10,002.73	9,170.07	9,175.52	10,775.52	10,193.20	10,000.01
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class I [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 21,632.22		18,726.28		15,879.38		18,616.62			15,862.51	14,474.91	12,075.07	12,602.28	10,961.62	10,101.22	10,000.00
PSF PGIM FLEXIBLE MANAGED PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 12,479.73	11,878.21	10,829.84	10,164.49	9,204.51	9,226.60	10,817.57	10,176.76	9,999.99
PSF PGIM GOVERNMENT INCOME PORTFOLIO - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 10,830.53		10,721.47		10,201.34		11,786.91			12,172.82	11,359.06	10,654.36	10,587.25	10,285.23	10,067.11	10,000.00
PSF PGIM Government Income Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 9,026.11	8,884.96	8,962.59	8,708.54	8,546.22	8,884.96	9,901.20	9,992.94	10,000.00
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 17,497.27		16,110.14		14,406.65		16,231.82			15,039.38	14,041.62	12,070.44	12,224.49	11,339.56	9,755.04	10,000.00
PSF PGIM HIGH YIELD BOND PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 11,107.64	10,561.62	10,265.21	9,594.38	9,204.37	9,001.56	10,390.01	10,202.81	10,000.00
PSF PGIM Jennison Blend Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 31,893.14		25,248.95		19,053.42		25,438.27			21,135.88	16,384.85	12,712.65	13,360.99	10,622.40	10,235.99	10,000.00
PSF PGIM Jennison Blend Portfolio - Class II [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 30,644.04		24,358.48		18,455.75		24,738.72			20,636.29	16,060.51	12,511.63	13,202.26	10,538.01	10,196.57	9,999.99
PSF PGIM Jennison Blend Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 13,887.61	13,031.67	11,022.33	9,982.90	8,338.26	8,202.64	11,160.24	10,404.60	9,999.99
PSF PGIM JENNISON GROWTH PORTFOLIO - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 45,388.00		34,680.53		22,592.41		36,205.62			31,209.30	19,980.41	14,984.09	15,101.59	11,047.73	11,148.10	10,000.00
PSF PGIM JENNISON GROWTH PORTFOLIO - Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 43,605.48		33,452.22		21,879.37		35,203.48			30,464.79	19,582.89	14,743.70	14,919.58	10,959.79	11,103.00	9,999.99
PSF PGIM JENNISON GROWTH PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 13,813.14	12,803.28	10,581.30	9,461.66	6,910.33	7,127.64	11,101.64	10,551.22	10,000.05
PSF PGIM JENNISON VALUE PORTFOLIO - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 23,092.93		19,089.90		16,571.02		17,990.96			14,078.57	13,591.41	10,781.74	11,963.76	10,226.60	9,180.53	10,000.01
PSF PGIM JENNISON VALUE PORTFOLIO - Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 22,192.83		18,419.67		16,052.94		17,497.17			13,746.70	13,327.04	10,612.48	11,822.31	10,147.45	9,145.56	10,000.00
PSF PGIM Jennison Value Portfolio - Class III [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,166.49	13,060.57	11,741.89	10,834.71	10,217.45	9,623.58	11,119.96	10,257.20	10,000.01
PSF PGIM Total Return Bond Portfolio - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 12,641.51		12,272.73		11,440.82		13,430.53			13,533.45	12,478.56	11,252.14	11,269.30	10,531.73	9,974.27	10,000.00
PSF PGIM Total Return Bond Portfolio - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 9,511.40	9,296.42	9,263.85	8,879.48	8,651.47	8,899.03	10,188.93	10,162.87	10,000.00
PSF SMALL-CAP STOCK INDEX PORTFOLIO - CLASS I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 22,952.48		21,182.44		18,302.50		21,886.10			17,323.17	15,607.54	12,749.36	13,968.08	12,361.26	9,771.49	10,000.00
PSF SMALL-CAP STOCK INDEX PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 10,860.89	9,949.76	10,048.49	9,204.91	8,704.31	8,430.62	10,434.77	10,195.73	9,999.99
PSF Stock Index Portfolio - Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 33,360.62		26,763.95		21,255.16		26,027.90			20,289.96	17,183.74	13,110.01	13,744.21	11,315.43	10,118.43	9,999.98
PSF STOCK INDEX PORTFOLIO - Class III
Account Value [Line Items]
Line Graph and Table Measure Name	Portfolio
Account Value	$ 14,587.33	13,489.27	11,732.37	10,889.68	9,341.16	9,154.23	11,466.80	10,298.26	10,000.00
MSCI World Index (GD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (GD)
Account Value	$ 27,193.179998125564	12,757.075826454507	22,814.140109103173	10,564.546362369672	18,337.083497466807	8,868.0077775736063	22,289.635850073078	10,304.501229685904	10,000	18,218.30531440366	15,638.535577326717	12,179.351561648531	13,267.941315026192	10,780.604583506361	9,967.9065558911479	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,431.742102612438	9,214.5466408630309	11,290.583694995303	8,978.3268444083715	10,699.0552883556	9,063.3196114322145	12,299.216134798535	10,103.150312713022	10,000	12,491.814065724921	11,619.587752704792	10,687.949051391528	10,686.730691916107	10,321.170627793619	10,054.990678242873	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,253.9502274586	13,720.822676411432	27,398.837640516842	11,015.774954070048	21,695.583471740789	9,210.9736204980127	26,493.848685251793	10,304.922164585229	10,000	20,584.874617548787	17,386.053095634768	13,222.698639555801	13,829.010782763591	11,350.926041298668	10,138.383294831407	10,000
S&P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 25,195.699868853575	11,307.303738197323	22,115.33132007371	9,955.9282242321769	18,993.355741212039	8,465.3499234977371	21,846.653084664904	9,917.03241607261	10,000	17,510.972629457923	15,406.568090196719	12,208.060629858388	13,729.815092753674	11,811.199749904341	9,782.46653345464	10,000
Bloomberg US Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Account Value	$ 10,884.685196543387		10,817.088025602772		10,392.439131262186		11,852.61505725349			12,128.540546312328	11,235.911237825729	10,517.811662002174	10,425.708109297513	10,191.380879283957	10,085.603824742328	10,000
Bloomberg US Corporate High Yield 1% Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 1% Issuer Capped Index
Account Value	$ 16,449.930394510091	10,676.058485060103	15,199.814385231712	9,663.8762210953537	13,396.751740188009	8,855.5785622766562	15,071.36890956471	10,158.280509650212	10,000	14,331.879350390514	13,445.754060342131	11,766.682134581957	12,033.039443158848	11,193.317865420675	9,549.8839907152324	10,000
S&P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P SmallCap 600 Index
Account Value	$ 23,578.827984251086	$ 10,161.111983761215	$ 21,692.358624918124	$ 9,351.5444822860973	$ 18,691.840723071851	$ 8,520.4391918438432	$ 22,278.261150769704	$ 10,241.803589679586	$ 10,000	$ 17,566.907248814619	$ 15,785.213485587808	$ 12,856.294433803558	$ 14,047.79257911913	$ 12,405.934492598821	$ 9,802.74246030009	$ 10,000